Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2019	$ 1,092.7	$ 2,186.7	$ 101.8	$ (1,195.8)
Statement [LineItems]
Net and comprehensive income (loss)	(771.7)			(771.7)
Share-based compensation	2.1		2.1
Issued pursuant to equity compensation plans		0.3	(0.3)
Ending balance at Dec. 31, 2020	323.1	2,187.0	103.6	(1,967.5)
Statement [LineItems]
Net and comprehensive income (loss)	414.0			414.0
Equity offering, net of costs	24.2	24.2
Share-based compensation	2.3		2.3
Issued pursuant to equity compensation plans	(0.1)	2.6	(2.7)
Ending balance at Dec. 31, 2021	$ 763.5	$ 2,213.8	$ 103.2	$ (1,553.5)